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                     SUPPLEMENT DATED AUGUST 8, 2005 TO THE
                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                   VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                      PROSPECTUS DATED DECEMBER 30, 2004,
          AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, JUNE 3, 2005,
                         JUNE 6, 2005 AND JULY 13, 2005

                             AND THE CLASS I SHARES
                      PROSPECTUS DATED DECEMBER 30, 2004,
                         AS PREVIOUSLY SUPPLEMENTED ON
                  MAY 23, 2005, JUNE 3, 2005 AND JULY 13, 2005

     Each Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

     PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Municipal Fixed Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne D. Godlin, a Managing Director of the Adviser, and James D. Phillips, a Vice President of the Adviser.

     Mr. Godlin has worked for the Adviser since 1988 and joined the team managing the Fund in January 2002. Prior to January 2002, Mr. Godlin was a portfolio manager for the Adviser. Mr. Phillips has worked for the Adviser since 1991 and joined the team managing the Fund in January 2002. Prior to January 2002, Mr. Phillips worked in an investment management capacity with the Adviser.

     Mr. Godlin is the lead manager of the Fund. Both team members are responsible for the execution of the overall strategy of the Fund.

     The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    STMISPT 8/05
                                                                     65041SPT-03